Deposits (Tables)	6 Months Ended
Apr. 30, 2025
Statement [Line Items]
Summary of Deposit Liabilities
Deposits
(millions of Canadian dollars) As at
April 30 October 31
By Type By Country 2025 2024
Demand Notice Term 1 Canada United States International Total Total
Personal $ 22,014 $ 488,577 $ 137,913 $ 347,019 $ 301,485 $ – $ 648,504 $ 641,667
Banks 10,763 530 33,656 19,093 23,295 2,561 44,949 57,698
Business and government

156,658 191,438 226,199 411,419 153,737 9,139 574,295 569,315
189,435 680,545 397,768 777,531 478,517 11,700 1,267,748 1,268,680
Trading – – 28,761 22,074 2,803 3,884 28,761 30,412
Designated at fair value through
profit or loss 3 – – 193,702 50,140 78,012 65,550 193,702 207,668
Total $ 189,435 $ 680,545 $ 620,231 $ 849,745 $ 559,332 $ 81,134 $ 1,490,211 $ 1,506,760
Non-interest-bearing deposits
included above 4
Canada $ 58,315 $ 58,873
United States 72,325 73,509
International – –
Interest-bearing deposits
included above 4
Canada 791,430 781,526
United States
5
487,007 504,896
International 81,134 87,956
Total 2,6 $ 1,490,211 $ 1,506,760
1 Includes $ 98.6

billion (October 31, 2024 – $
97.6

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 74.3

billion relating to covered bondholders (October 31, 2024 – $
75.4

billion).

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
222.8

million (October 31, 2024 – $
246.0

million) of loan commitments and financial
guarantees designated at FVTPL.

The geographical splits of the deposits are based on the point of origin of the deposits.

Includes $
9.8

billion (October 31, 2024 – $
13.1

billion) of U.S. federal funds deposited and $
23.1

billion (October 31, 2024 – $
36.2

billion) of deposits and advances with the FHLB.

Includes deposits of $
791.8

billion (October 31, 2024 – $
810.2

billion) denominated in U.S. dollars and $
134.0

billion (October 31, 2024 – $
140.7

billion) denominated in other foreign
currencies.